Note 3 - Acquisition of Domain Names and Deposits	12 Months Ended
May 31, 2012
Note 3 - Acquisition of Domain Names and Deposits:
Note 3 - Acquisition of Domain Names and Deposits

NOTE 3 – ACQUISITION OF DOMAIN NAMES AND DEPOSITS

Our web site, www.gogreendirectories.com is currently under construction. We have also purchased www.gogreendirectories.net, www.gogreendirectories.org, and www.gogreendirectories.info. These sites will be automatically linked to the main site. All of these domain names were purchased for a initial two year period for $161.